NOTE 3 – OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 3 – OTHER CURRENT ASSETS

NOTE 3 – OTHER CURRENT ASSETS

Other current assets are comprised of a variety of assets such as deposits, undeposited funds, and so forth. The following table summarizes the Company’s current assets as of December 31, 2020 and 2019:

December 31,

	2020	2019
Other current assets:
Deposits, inventory	—	1,545
Total other current assets	$—	$1,545